UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

245 Summer Street, Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders

Fidelity® Tax-Free
Cash Central Fund

Annual Report

May 31, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFC-ANN-0714
1.795174.110

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Actual	.0017%	$ 1,000.00	$ 1,000.30	$ .01
Hypothetical A		$ 1,000.00	$ 1,024.92	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/14	% of fund's investments 11/30/13	% of fund's investments 5/31/13
1 - 7	100.0	100.0	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/14	11/30/13	5/31/13
Fidelity Tax-Free Cash Central Fund	4 Days	4 Days	4 Days
All Tax-Free Money Markets Funds Average*	28 Days	40 Days	28 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/14	11/30/13	5/31/13
Fidelity Tax-Free Cash Central Fund	4 Days	4 Days	4 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2014	As of November 30, 2013
Variable Rate Demand Notes (VRDNs) 100.0%	Variable Rate Demand Notes (VRDNs) 100.0%
Net Other Assets (Liabilities) 0.0%	Net Other Assets (Liabilities) 0.0%

* Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 100.0%
	Principal Amount	Value
Alabama - 3.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.07% 6/2/14, VRDN (a)	$ 6,900,000	$ 6,900,000
Series 1995 B, 0.06% 6/2/14, VRDN (a)	3,200,000	3,200,000
Series 1995 C, 0.09% 6/2/14, VRDN (a)	6,500,000	6,500,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.08% 6/2/14, VRDN (a)	3,000,000	3,000,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.07% 6/2/14, VRDN (a)	16,150,000	16,150,000
		35,750,000
Alaska - 2.1%
Valdez Marine Term. Rev.:
(Exxon Pipeline Co. Proj.) Series 1993 C, 0.06% 6/2/14, VRDN (a)	9,000,000	9,000,000
(ExxonMobil Proj.) Series 2001, 0.06% 6/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)	10,700,000	10,700,000
		19,700,000
Arizona - 0.2%
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.1% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	1,600,000	1,600,000
California - 2.4%
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3288, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000,000	2,000,000
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.07% 6/6/14 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,000,000	2,000,000
Series ROC II R 11727, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.09% 6/2/14 (Liquidity Facility Citibank NA) (a)(b)	11,400,000	11,400,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 14 0014, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
		22,650,000
Connecticut - 1.4%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.) Series T2, 0.04% 6/6/14, VRDN (a)	13,000,000	13,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
District Of Columbia - 5.0%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.09% 6/6/14, LOC Bank of America NA, VRDN (a)	$ 6,800,000	$ 6,800,000
(American Univ. Proj.) Series 2008, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	9,600,000	9,600,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.07% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	13,700,000	13,700,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.06% 6/2/14, LOC TD Banknorth, NA, VRDN (a)	17,535,000	17,535,000
		47,635,000
Florida - 10.8%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.07% 6/2/14, LOC Bank of America NA, VRDN (a)	35,510,000	35,510,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.06% 6/6/14, LOC Fannie Mae, VRDN (a)	2,700,000	2,700,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.08% 6/2/14, LOC Bank of America NA, VRDN (a)	27,900,000	27,900,000
Miami-Dade County Series 2014 A, 0.06% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,400,000	1,400,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.07% 6/6/14, LOC Branch Banking & Trust Co., VRDN (a)	4,500,000	4,500,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A1, 0.08% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,700,000	7,700,000
Series 2009 A3, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	10,275,000	10,275,000
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	4,445,000	4,445,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.05% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	7,000,000	7,000,000
		103,330,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Georgia - 2.8%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.07% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	$ 7,600,000	$ 7,600,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.07% 6/6/14, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.06% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	8,100,000	8,100,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.06% 6/6/14, LOC Branch Banking & Trust Co., VRDN (a)	5,685,000	5,685,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,800,000	2,800,000
		26,450,000
Illinois - 5.6%
Chicago Gen. Oblig.:
Series 2005 D1, 0.07% 6/2/14, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	5,100,000	5,100,000
Series 2005 D2, 0.07% 6/2/14, LOC Northern Trust Co., VRDN (a)	3,200,000	3,200,000
Series 2007 F, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	12,135,000	12,135,000
Series 2007 G, 0.07% 6/2/14, LOC Barclays Bank PLC, VRDN (a)	2,300,000	2,300,000
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 E1, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	9,175,000	9,175,000
Series 2010 B, 0.06% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	1,800,000	1,800,000
Participating VRDN Series Putters 3302, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,695,000	4,695,000
Series 2011 B, 0.06% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	8,510,000	8,510,000
Illinois Gen. Oblig. Series 2003 B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	2,700,000	2,700,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.07% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	3,980,000	3,980,000
		53,595,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.06% 6/2/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	$ 1,040,000	$ 1,040,000
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.05% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	3,935,000	3,935,000
		4,975,000
Iowa - 1.1%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	6,795,000	6,795,000
Series 2009 B, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	1,280,000	1,280,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.08% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000,000	2,000,000
		10,075,000
Kansas - 1.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.08% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000,000	2,000,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.08% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,120,000	8,120,000
		10,120,000
Louisiana - 5.5%
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.06% 6/6/14, LOC Fannie Mae, VRDN (a)	4,800,000	4,800,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.07% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	13,130,000	13,130,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.07% 6/6/14, VRDN (a)	7,100,000	7,100,000
Series 2007 A, 0.07% 6/2/14, VRDN (a)	8,100,000	8,100,000
Series 2009 A, 0.07% 6/6/14, VRDN (a)	12,800,000	12,800,000
(C-Port LLC Proj.) Series 2008, 0.09% 6/6/14, LOC Bank of America NA, VRDN (a)	3,600,000	3,600,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.07% 6/2/14, VRDN (a)	3,500,000	3,500,000
		53,030,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.07% 6/6/14, LOC Bank of America NA, VRDN (a)	$ 800,000	$ 800,000
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Rev. (New England Deaconess Assoc. Proj.) Series 2011 B, 0.08% 6/6/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	600,000	600,000
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.09% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	5,000,000	5,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Series MS 3228X, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500,000	2,500,000
		9,100,000
Michigan - 1.4%
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.07% 6/2/14, VRDN (a)	4,600,000	4,600,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.08% 6/2/14, LOC Comerica Bank, VRDN (a)	7,500,000	7,500,000
		13,100,000
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B2, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	2,450,000	2,450,000
Mississippi - 5.0%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.06% 6/2/14, VRDN (a)	7,000,000	7,000,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.06% 6/2/14 (Chevron Corp. Guaranteed), VRDN (a)	30,450,000	30,450,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Mississippi - continued
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.): - continued
Series 2007 C, 0.06% 6/2/14 (Chevron Corp. Guaranteed), VRDN (a)	$ 6,335,000	$ 6,335,000
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(b)	3,600,000	3,600,000
		47,385,000
Missouri - 4.1%
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.08% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,700,000	1,700,000
Missouri Health & Edl. Facilities Series 2013 B, 0.12% 6/2/14, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 0.08% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,900,000	4,900,000
(Saint Louis Univ. Proj.):
Series 2008 B1, 0.07% 6/2/14, LOC Barclays Bank PLC, VRDN (a)	12,670,000	12,670,000
Series 2008 B2, 0.06% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	3,510,000	3,510,000
Series 2011 B, 0.08% 6/2/14, LOC Northern Trust Co., VRDN (a)	1,900,000	1,900,000
Series 2012, 0.08% 6/2/14, LOC PNC Bank NA, VRDN (a)	11,935,000	11,935,000
		39,115,000
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	3,380,000	3,380,000
New Mexico - 0.8%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,345,000	7,345,000
New York - 21.1%
New York City Gen. Oblig.:
Series 2006 I3, 0.07% 6/2/14, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Series 2008 J6, 0.08% 6/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,505,000	6,505,000
Series 2013 F3, 0.07% 6/2/14 (Liquidity Facility Bank of America NA), VRDN (a)	6,000,000	6,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2014 D3, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 7,200,000	$ 7,200,000
Series H2, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,130,000	6,130,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2006 AA, 0.07% 6/2/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	4,700,000	4,700,000
Series 2008 B3, 0.07% 6/2/14 (Liquidity Facility Bank of America NA), VRDN (a)	2,500,000	2,500,000
Series 2008 BB2, 0.07% 6/2/14 (Liquidity Facility Bank of America NA), VRDN (a)	2,100,000	2,100,000
Series 2009 BB1, 0.07% 6/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	14,000,000	14,000,000
Series 2009 BB2, 0.1% 6/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	19,770,000	19,770,000
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 0.06% 6/2/14 (Liquidity Facility PNC Bank NA), VRDN (a)	2,800,000	2,800,000
Series 2003 A2, 0.06% 6/2/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	8,600,000	8,600,000
Series 2013 C4, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,700,000	8,700,000
Series 2014 B3, 0.05% 6/2/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,350,000	9,350,000
Series 2014 D4, 0.06% 6/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	6,600,000	6,600,000
New York Dorm. Auth. Revs. (Univ. of Rochester Proj.) Series 2003 B, 0.07% 6/2/14, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,000,000	1,000,000
New York Hsg. Fin. Agcy. Rev.:
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (a)	3,935,000	3,935,000
(505 West 37th Street Proj.) Series 2009 A, 0.1% 6/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,500,000	1,500,000
Series 2013 A, 0.08% 6/2/14, LOC PNC Bank NA, VRDN (a)	16,210,000	16,210,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 0.1% 6/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	37,150,000	37,150,000
Series 2005 E3, 0.06% 6/2/14, LOC PNC Bank NA, VRDN (a)	4,750,000	4,750,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 B 2A, 0.07% 6/2/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	$ 23,165,000	$ 23,165,000
Series 2005 B2 B, 0.07% 6/2/14, LOC California Teachers Retirement Sys., VRDN (a)	7,260,000	7,260,000
		201,925,000
North Carolina - 2.6%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3248, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,160,000	2,160,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	19,510,000	19,510,000
Participating VRDN Series BC 10 31W, 0.08% 6/6/14 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,875,000	1,875,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 6/6/14, LOC Cr. Industriel et Commercial, VRDN (a)	1,200,000	1,200,000
		24,745,000
Ohio - 3.0%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.07% 6/2/14, LOC Bank of America NA, VRDN (a)	10,965,000	10,965,000
Series 2010 C, 0.06% 6/2/14, LOC Union Bank NA, VRDN (a)	8,750,000	8,750,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.06% 6/2/14, VRDN (a)	8,630,000	8,630,000
		28,345,000
Oregon - 1.1%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.09% 6/2/14, LOC Bank of Scotland PLC, VRDN (a)	2,800,000	2,800,000
Oregon Health and Science Univ. Spl. Rev. Series 2012 C, 0.06% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,620,000	7,620,000
		10,420,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - 2.5%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (a)	$ 5,800,000	$ 5,800,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.07% 6/6/14, LOC PNC Bank NA, VRDN (a)	1,975,000	1,975,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.07% 6/6/14, LOC PNC Bank NA, VRDN (a)	3,210,000	3,210,000
Haverford Township School District Series 2009, 0.06% 6/6/14, LOC TD Banknorth, NA, VRDN (a)	6,930,000	6,930,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.05% 6/6/14, LOC Royal Bank of Canada, VRDN (a)	2,000,000	2,000,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 29, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,495,000	1,495,000
Somerset County Gen. Oblig. Series 2009 C, 0.07% 6/6/14, LOC PNC Bank NA, VRDN (a)	1,900,000	1,900,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.07% 6/6/14, LOC PNC Bank NA, VRDN (a)	600,000	600,000
		23,910,000
South Carolina - 0.5%
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	4,545,000	4,545,000
Tennessee - 0.7%
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.06% 6/6/14, LOC Branch Banking & Trust Co., VRDN (a)	700,000	700,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.06% 6/6/14, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.08% 6/6/14 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000,000	3,000,000
		6,900,000
Texas - 6.6%
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(b)	2,600,000	2,600,000
Gulf Coast Indl. Dev. Auth. Te Rev. (ExxonMobil Proj.) Series 2012, 0.06% 6/2/14, VRDN (a)	8,236,000	8,236,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 A, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,780,000	$ 4,780,000
Houston Util. Sys. Rev. Participating VRDN Series ROC II R 12324, 0.08% 6/2/14 (Liquidity Facility Citibank NA) (a)(b)	9,600,000	9,600,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.06% 6/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)	5,750,000	5,750,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(b)	2,960,000	2,960,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2010 A, 0.07% 6/6/14 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 0.07% 6/6/14 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	200,000	200,000
Texas Gen. Oblig. Participating VRDN:
Series EGL 07 90, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(b)	12,000,000	12,000,000
Series Solar 06 57, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	9,105,000	9,105,000
		63,231,000
Utah - 0.9%
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 A, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	9,000,000	9,000,000
Virginia - 0.2%
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series A1, 0.05% 6/6/14 (Liquidity Facility TD Banknorth, NA), VRDN (a)	2,400,000	2,400,000
Washington - 0.7%
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.06% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	2,000,000	2,000,000
Series ROC II R 11891, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
		7,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
West Virginia - 1.8%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 B, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 17,650,000	$ 17,650,000
Wisconsin - 1.9%
Wisconsin Health & Edl. Facilities Auth. Rev. (ProHealth Care, Inc. Proj.):
Series 2008 A, 0.08% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,615,000	8,615,000
Series 2008 B, 0.1% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	9,525,000	9,525,000
		18,140,000
Wyoming - 1.3%
Kemmerer Poll Cont. Rev. 0.06% 6/2/14, VRDN (a)	2,900,000	2,900,000
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 D, 0.06% 6/2/14, VRDN (a)	8,670,000	8,670,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.06% 6/2/14 (Chevron Corp. Guaranteed), VRDN (a)	1,110,000	1,110,000
		12,680,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $955,476,000)		955,476,000
NET OTHER ASSETS (LIABILITIES) - 0.0%		258,157
NET ASSETS - 100%		$ 955,734,157
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $955,476,000)		$ 955,476,000
Cash		4,502,651
Interest receivable		67,291
Total assets		960,045,942

Liabilities
Payable for investments purchased	$ 4,250,000
Distributions payable	57,596
Other payables and accrued expenses	4,189
Total liabilities		4,311,785

Net Assets		$ 955,734,157
Net Assets consist of:
Paid in capital		$ 955,716,409
Accumulated undistributed net realized gain (loss) on investments		17,748
Net Assets, for 955,325,373 shares outstanding		$ 955,734,157
Net Asset Value, offering price and redemption price per share ($955,734,157 ÷ 955,325,373 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2014

Investment Income
Interest		$ 653,619

Expenses
Custodian fees and expenses	$ 17,555
Independent trustees' compensation	4,392
Tax expense	5,125
Total expenses before reductions	27,072
Expense reductions	(9,517)	17,555
Net investment income (loss)		636,064
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		70,547
Net increase in net assets resulting from operations		$ 706,611

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2014	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 636,064	$ 1,392,555
Net realized gain (loss)	70,547	50,681
Net increase in net assets resulting from operations	706,611	1,443,236
Distributions to shareholders from net investment income	(635,977)	(1,392,592)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,962,785,000	5,194,229,000
Cost of shares redeemed	(3,024,801,000)	(5,197,771,500)
Net increase (decrease) in net assets and shares resulting from share transactions	(62,016,000)	(3,542,500)
Total increase (decrease) in net assets	(61,945,366)	(3,491,856)

Net Assets
Beginning of period	1,017,679,523	1,021,171,379
End of period	$ 955,734,157	$ 1,017,679,523

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.001	.002	.002
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.002	.001	.002	.002
Distributions from net investment income	(.001)	(.002)	(.001)	(.002)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.06%	.15%	.12%	.23%	.22%
Ratios to Average Net Assets C
Expenses before reductions B	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any B	-%	-%	-%	-%	-%
Expenses net of all reductions B	-%	-%	-%	-%	-%
Net investment income (loss)	.06%	.15%	.12%	.23%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 955,734	$ 1,017,680	$ 1,021,171	$ 1,576,158	$ 1,275,379

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2014

1. Organization.

Fidelity® Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed net investment income which is included in Tax expense on the Statement of Operations. As of May 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 955,476,000

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 17,748

The tax character of distributions paid was as follows:

	May 31, 2014	May 31, 2013
Tax-exempt Income	$ 635,977	$ 1,392,592

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $9,517.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Annual Report

Notes to Financial Statements - continued

5. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the Fund), a fund of Fidelity Revere Street Trust, including the schedule of investments, as of May 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Cash Central Fund as of May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 15, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 222 funds. Ms. Acton oversees 204 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2014, $69,922, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Fidelity® Municipal
Cash Central Fund

Annual Report

May 31, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MCC-ANN-0714
1.743117.114

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Actual	.0014%	$ 1,000.00	$ 1,000.30	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/14	% of fund's investments 11/30/13	% of fund's investments 5/31/13
1 - 7	100.0	100.0	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/14	11/30/13	5/31/13
Fidelity Municipal Cash Central Fund	4 Days	4 Days	4 Days
All Tax-Free Money Markets Funds Average*	28 Days	40 Days	28 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/14	11/30/13	5/31/13
Fidelity Municipal Cash Central Fund	4 Days	4 Days	4 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2014	As of November 30, 2013
Variable Rate Demand Notes (VRDNs) 99.8%	Variable Rate Demand Notes (VRDNs) 99.7%
Other Municipal Debt 0.3%	Other Municipal Debt 0.3%
Net Other Assets (Liabilities)** (0.1)%	Net Other Assets (Liabilities) 0.0%

* Source: iMoneyNet, Inc.
** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Investments May 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 99.8%
	Principal Amount	Value
Alabama - 4.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.07% 6/2/14, VRDN (a)	$ 4,600,000	$ 4,600,000
Series 1995 B, 0.06% 6/2/14, VRDN (a)	4,500,000	4,500,000
Series 1995 C, 0.09% 6/2/14, VRDN (a)	14,500,000	14,500,000
Series 1995 E, 0.1% 6/2/14, VRDN (a)	2,100,000	2,100,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.33% 6/6/14, VRDN (a)(b)	2,500,000	2,500,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.06% 6/2/14, VRDN (a)	7,000,000	7,000,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.06% 6/6/14 (Kimberly-Clark Corp. Guaranteed), VRDN (a)	3,000,000	3,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.08% 6/2/14, VRDN (a)	15,000,000	15,000,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.1% 6/2/14, VRDN (a)(b)	10,000,000	10,000,000
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 B, 0.05% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	57,000,000	57,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.1% 6/2/14, VRDN (a)(b)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.1% 6/2/14, VRDN (a)(b)	61,565,000	61,565,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.1% 6/2/14, VRDN (a)(b)	25,790,000	25,790,000
		226,555,000
Alaska - 2.3%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.07% 6/6/14 (ConocoPhillips Co. Guaranteed), VRDN (a)	31,300,000	31,300,000
(Exxon Pipeline Co. Proj.):
Series 1985, 0.06% 6/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)	7,000,000	7,000,000
Series 1993 C, 0.06% 6/2/14, VRDN (a)	2,475,000	2,475,000
(ExxonMobil Proj.) Series 2001, 0.06% 6/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)	47,300,000	47,300,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.07% 6/6/14 (ConocoPhillips Co. Guaranteed), VRDN (a)	33,795,000	33,795,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Alaska - continued
Valdez Marine Term. Rev.: - continued
Series 1994 C, 0.07% 6/6/14 (ConocoPhillips Co. Guaranteed), VRDN (a)	$ 5,000,000	$ 5,000,000
Series 2002, 0.07% 6/6/14, VRDN (a)	1,800,000	1,800,000
		128,670,000
Arizona - 0.4%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.08% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,110,000	8,110,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.1% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	3,000,325	3,000,325
(San Angelin Apts. Proj.) Series 2004, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	1,800,000	1,800,000
(San Martin Apts. Proj.) Series A1, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	2,300,000	2,300,000
(San Miguel Apts. Proj.) Series 2003, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Remo Apts. Proj.) Series 2002, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	1,425,000	1,425,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.3% 6/6/14, VRDN (a)	1,500,000	1,500,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(c)	2,750,000	2,750,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series ROC II R 12311, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(c)	1,900,000	1,900,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
		25,085,325
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.1% 6/6/14, LOC Fannie Mae, VRDN (a)	860,000	860,000
California - 5.6%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 0.08% 6/6/14, LOC Union Bank NA, VRDN (a)(b)	10,000,000	10,000,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(c)	2,035,000	2,035,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.:
Series 2003 A2, 0.06% 6/2/14, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	$ 14,300,000	$ 14,300,000
Series 2004 A5, 0.06% 6/2/14, LOC Citibank NA, VRDN (a)	3,800,000	3,800,000
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2003 M, 0.05% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	11,970,000	11,970,000
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.):
Series 2009 A, 0.06% 6/2/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)	17,150,000	17,150,000
Series 2009 B, 0.06% 6/2/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)	30,700,000	30,700,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.09% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,000,000	4,000,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,000,000	7,000,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	5,165,000	5,165,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.09% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	14,600,000	14,600,000
Series 2001 W2, 0.09% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	32,000,000	32,000,000
Series 2001 W3, 0.09% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	17,100,000	17,100,000
(The Crossings at Elk Grove Apts.) Series H, 0.08% 6/6/14, LOC Citibank NA, VRDN (a)(b)	7,450,000	7,450,000
California Statewide Cmntys. Dev. Auth. Rev.:
(North Peninsula Jewish Campus Proj.) 0.07% 6/2/14, LOC Bank of America NA, VRDN (a)	10,100,000	10,100,000
(The Archer School for Girls, Inc. Proj.) Series 2005, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	9,770,000	9,770,000
Irvine Unified School District Cmnty. Facilities District Series 2012 B, 0.08% 6/2/14, LOC Bank of America NA, VRDN (a)	7,100,000	7,100,000
Los Angeles Cmnty. College District Participating VRDN Series Floaters 56 C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (a)(c)	4,800,000	4,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.09% 6/2/14 (Liquidity Facility Citibank NA) (a)(c)	$ 39,200,000	$ 39,200,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.11% 6/6/14, LOC Citibank NA, VRDN (a)(b)	2,600,000	2,600,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.08% 6/2/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)	20,820,000	20,820,000
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	16,000,000	16,000,000
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.1% 6/6/14, LOC Citibank NA, VRDN (a)(b)	7,356,000	7,356,000
San Francisco City & County Multi-family Hsg. Rev. (8th & Howard Family Apts. Proj.) Series 2000 B, 0.1% 6/6/14, LOC Citibank NA, VRDN (a)(b)	3,905,000	3,905,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.09% 6/6/14, LOC Citibank NA, VRDN (a)(b)	1,750,000	1,750,000
(Mission Creek Cmnty. Proj.) Series B, 0.1% 6/6/14, LOC Citibank NA, VRDN (a)(b)	6,080,000	6,080,000
Univ. of California Revs. Participating VRDN Series MS 3066, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,993,250	10,993,250
		317,744,250
Colorado - 0.2%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 14 0024, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(c)	12,500,000	12,500,000
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 2862, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,735,000	7,735,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.15% 6/2/14, VRDN (a)(b)	1,300,000	1,300,000
Series 1988, 0.15% 6/2/14, VRDN (a)(b)	3,400,000	3,400,000
Series 1993 C, 0.2% 6/6/14, VRDN (a)	6,300,000	6,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Delaware - continued
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.): - continued
Series 1994, 0.15% 6/2/14, VRDN (a)(b)	$ 2,900,000	$ 2,900,000
Series 1999 B, 0.26% 6/6/14, VRDN (a)(b)	1,100,000	1,100,000
		15,000,000
District Of Columbia - 1.4%
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	15,100,000	15,100,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.07% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	28,025,000	28,025,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	8,700,000	8,700,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.06% 6/2/14, LOC TD Banknorth, NA, VRDN (a)	28,685,000	28,685,000
		80,510,000
Florida - 7.8%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.07% 6/2/14, LOC Bank of America NA, VRDN (a)	21,555,000	21,555,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.09% 6/6/14, LOC Bank of Nova Scotia, VRDN (a)(b)	25,015,000	25,015,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	9,205,000	9,205,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.07% 6/2/14, VRDN (a)	8,000,000	8,000,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.07% 6/2/14, VRDN (a)	39,750,000	39,750,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 0.09% 6/6/14, LOC Citibank NA, VRDN (a)(b)	2,815,000	2,815,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.06% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	6,260,000	6,260,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.09% 6/6/14, LOC Citibank NA, VRDN (a)(b)	12,925,000	12,925,000
(Victoria Park Apts. Proj.) Series 2002 J, 0.06% 6/6/14, LOC Fannie Mae, VRDN (a)	8,920,000	8,920,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.09% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	$ 10,000,000	$ 10,000,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.08% 6/2/14, LOC Bank of America NA, VRDN (a)	60,850,000	60,850,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.07% 6/2/14, VRDN (a)	51,800,000	51,800,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	6,805,000	6,805,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.1% 6/2/14, VRDN (a)	73,600,000	73,600,000
Miami-Dade County Series 2014 A, 0.06% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	8,200,000	8,200,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.12% 6/6/14, LOC Bank of America NA, VRDN (a)(b)	4,100,000	4,100,000
North Broward Hosp. District Rev. Series 2005 A, 0.05% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	12,340,000	12,340,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.06% 6/6/14, LOC Freddie Mac, VRDN (a)(b)	755,000	755,000
(West Point Villas Apts. Proj.) Series 2000 F, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	11,085,000	11,085,000
Palm Beach County Rev. (Norton Gallery and School of Art, Inc. Proj.) Series 1995, 0.09% 6/6/14, LOC Northern Trust Co., VRDN (a)	3,250,000	3,250,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.08% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	31,320,000	31,320,000
Saint Johns County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	5,385,000	5,385,000
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	9,370,000	9,370,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Tallahassee Energy Sys. Rev. Participating VRDN Series MS 3273 X, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (a)(c)	$ 6,500,000	$ 6,500,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	8,500,000	8,500,000
		439,705,000
Georgia - 3.1%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.07% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	10,800,000	10,800,000
Series 2005 B, 0.07% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	8,925,000	8,925,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.08% 6/2/14, VRDN (a)(b)	5,600,000	5,600,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.21% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.08% 6/2/14, VRDN (a)	18,890,000	18,890,000
Second Series 1995, 0.09% 6/2/14, VRDN (a)	32,200,000	32,200,000
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates, Inc. Proj.) Series 2003 B, 0.05% 6/2/14, LOC TD Banknorth, NA, VRDN (a)	3,400,000	3,400,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.06% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	50,000,000	50,000,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.12% 6/2/14, VRDN (a)	23,200,000	23,200,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	8,010,000	8,010,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (a)	4,615,000	4,615,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Georgia - continued
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)	$ 2,000,000	$ 2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.12% 6/6/14, VRDN (a)(b)	1,100,000	1,100,000
		175,245,000
Hawaii - 0.0%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2003 C, 0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	4,915,000	4,915,000
Series 2004 A, 0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	1,490,000	1,490,000
		6,405,000
Illinois - 7.6%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.1% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	1,315,000	1,315,000
Chicago Gen. Oblig.:
Series 2005 D1, 0.07% 6/2/14, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	18,315,000	18,315,000
Series 2005 D2, 0.07% 6/2/14, LOC Northern Trust Co., VRDN (a)	13,700,000	13,700,000
Series 2007 E, 0.07% 6/2/14, LOC Barclays Bank PLC, VRDN (a)	74,400,000	74,400,000
Series 2007 F, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 2007 G, 0.07% 6/2/14, LOC Barclays Bank PLC, VRDN (a)	14,900,000	14,900,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 0.08% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	63,225,000	63,225,000
Series 1998 B, 0.08% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	47,175,000	47,175,000
Chicago Wtr. Rev. Series 2004 A2, 0.11% 6/6/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	3,350,000	3,350,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,100,000	3,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.:
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.06% 6/6/14, LOC Northern Trust Co., VRDN (a)	$ 2,500,000	$ 2,500,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 0.06% 6/2/14, LOC PNC Bank NA, VRDN (a)	19,400,000	19,400,000
Series 2009 E1, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	14,300,000	14,300,000
Series 2010 A, 0.07% 6/2/14, LOC Bank of America NA, VRDN (a)	31,410,000	31,410,000
Series 2010 B, 0.06% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	8,650,000	8,650,000
Participating VRDN Series Putters 3302, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,890,000	2,890,000
Series 2009 D1, 0.06% 6/2/14, LOC PNC Bank NA, VRDN (a)	16,500,000	16,500,000
Series 2011 A, 0.07% 6/2/14, LOC Bank of America NA, VRDN (a)	46,250,000	46,250,000
Series 2011 B, 0.06% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) Series 2003, 0.1% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	11,800,000	11,800,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.07% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	12,190,000	12,190,000
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.07% 6/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	18,185,000	18,185,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.07% 6/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	7,000,000	7,000,000
		432,555,000
Indiana - 0.8%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 J, 0.05% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	22,665,000	22,665,000
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.05% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	18,900,000	18,900,000
Indiana Fin. Auth. Rev. Participating VRDN Series BBT 08 12, 0.06% 6/6/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	5,500,000	5,500,000
		47,065,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Iowa - 0.9%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 B, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 15,950,000	$ 15,950,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.08% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,445,000	3,445,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.11% 6/6/14, VRDN (a)(b)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev.:
(Des Moines Univ. Proj.) 0.09% 6/2/14, LOC BMO Harris Bank NA, VRDN (a)	5,000,000	5,000,000
(Saint Ambrose Univ. Proj.) 0.07% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	11,590,000	11,590,000
		47,985,000
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.12% 6/6/14, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.08% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	9,180,000	9,180,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.08% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,790,000	1,790,000
		17,970,000
Kentucky - 3.0%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.08% 6/6/14, VRDN (a)(b)	3,775,000	3,775,000
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.05% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	10,000,000	10,000,000
Series 2006 B, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	4,000,000	4,000,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.07% 6/6/14 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.07% 6/6/14 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 0.07% 6/6/14 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Kentucky - continued
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	$ 3,000,000	$ 3,000,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B2, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	13,830,000	13,830,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.06% 6/6/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	3,300,000	3,300,000
Louisville & Jefferson County Series 2011 B, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	36,600,000	36,600,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 0.08% 6/2/14 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	20,520,000	20,520,000
Series 1999 B, 0.08% 6/2/14 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	40,200,000	40,200,000
Series 1999 C, 0.07% 6/2/14 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	26,300,000	26,300,000
		169,575,000
Louisiana - 4.7%
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 0.06% 6/2/14, VRDN (a)	9,000,000	9,000,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 150, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	20,275,000	20,275,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.08% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	21,110,000	21,110,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.07% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	59,145,000	59,145,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.08% 6/6/14, VRDN (a)(b)	7,000,000	7,000,000
Series 2003, 0.08% 6/6/14, VRDN (a)(b)	3,000,000	3,000,000
Series 2007 A, 0.07% 6/2/14, VRDN (a)	6,000,000	6,000,000
Series 2008 A, 0.07% 6/2/14, VRDN (a)	18,700,000	18,700,000
Series 2008 B, 0.06% 6/2/14, VRDN (a)	3,000,000	3,000,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.):
Series 1992 A, 0.09% 6/2/14, VRDN (a)(b)	28,000,000	28,000,000
Series 1992 B, 0.07% 6/2/14, VRDN (a)	6,900,000	6,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Louisiana - continued
Saint Charles Parish Poll. Cont. Rev.: - continued
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.07% 6/2/14, VRDN (a)(b)	$ 50,000,000	$ 50,000,000
Series 1993, 0.09% 6/2/14, VRDN (a)(b)	22,000,000	22,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.27% 6/6/14, VRDN (a)	3,200,000	3,200,000
Series 2010 B1, 0.3% 6/6/14, VRDN (a)	6,700,000	6,700,000
		264,030,000
Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.07% 6/6/14, LOC Bank of America NA, VRDN (a)	3,600,000	3,600,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 0.07% 6/6/14, LOC TD Banknorth, NA, VRDN (a)(b)	11,900,000	11,900,000
		18,500,000
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 41, 0.09% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,000,000	2,000,000
Series Putters 4320, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	18,540,000	18,540,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,335,000	1,335,000
		21,875,000
Michigan - 0.3%
Michigan Fin. Auth. Rev. Series 22 A, 0.06% 6/6/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	5,300,000	5,300,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.11% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	3,205,000	3,205,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.07% 6/2/14, VRDN (a)	$ 8,280,000	$ 8,280,000
(Majestic Ind., Inc. Proj.) 0.16% 6/6/14, LOC Comerica Bank, VRDN (a)(b)	930,000	930,000
		17,715,000
Minnesota - 0.7%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.09% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	4,925,000	4,925,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.11% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C2, 0.05% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	6,300,000	6,300,000
Series 2009 B1, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	5,400,000	5,400,000
Series 2009 B2, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	18,200,000	18,200,000
Plymouth Multi-family Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.11% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	1,850,000	1,850,000
		38,075,000
Mississippi - 3.5%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.06% 6/2/14, VRDN (a)(b)	18,100,000	18,100,000
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.06% 6/2/14, VRDN (a)	12,950,000	12,950,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.06% 6/2/14, VRDN (a)	8,900,000	8,900,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.06% 6/2/14 (Chevron Corp. Guaranteed), VRDN (a)	149,680,000	149,680,000
Series 2007 C, 0.06% 6/2/14 (Chevron Corp. Guaranteed), VRDN (a)	6,980,000	6,980,000
		196,610,000
Missouri - 1.3%
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.08% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,000,000	7,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.07% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	$ 18,535,000	$ 18,535,000
Series 2008 A2, 0.06% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	1,580,000	1,580,000
Series 2008 B1, 0.07% 6/2/14, LOC Barclays Bank PLC, VRDN (a)	9,635,000	9,635,000
Series 2008 B2, 0.06% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	15,700,000	15,700,000
Series 2012, 0.08% 6/2/14, LOC PNC Bank NA, VRDN (a)	18,585,000	18,585,000
		71,035,000
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,150,000	7,150,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2013 F, 0.07% 6/6/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,500,000	2,500,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.33% 6/6/14, VRDN (a)(b)	2,200,000	2,200,000
		11,850,000
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2008 A2, 0.06% 6/6/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	2,000,000	2,000,000
Series 2008 C2, 0.08% 6/6/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	12,200,000	12,200,000
Series 2008 C3, 0.1% 6/6/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	2,500,000	2,500,000
Series 2011 B1, 0.08% 6/6/14, LOC Citibank NA, VRDN (a)(b)	11,300,000	11,300,000
Series 2011 B2, 0.07% 6/6/14, LOC Royal Bank of Canada, VRDN (a)(b)	7,200,000	7,200,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.1% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,800,000	2,800,000
Series 2008 A, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,100,000	8,100,000
		46,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 0.26% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	$ 4,925,000	$ 4,925,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.21% 6/6/14, VRDN (a)	1,800,000	1,800,000
Series 2012 A, 0.23% 6/6/14, VRDN (a)(b)	2,700,000	2,700,000
		4,500,000
New Mexico - 0.4%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	23,930,000	23,930,000
New York - 22.6%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.14% 6/6/14, LOC KeyBank NA, VRDN (a)	500,000	500,000
New York City Gen. Oblig.:
Series 2006 E2, 0.07% 6/2/14, LOC Bank of America NA, VRDN (a)	55,695,000	55,695,000
Series 2006 H1, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	9,100,000	9,100,000
Series 2006 I3, 0.07% 6/2/14, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
Series 2006 I5, 0.06% 6/2/14 (Liquidity Facility Bank of New York, New York), VRDN (a)	4,800,000	4,800,000
Series 2006 I8, 0.08% 6/2/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	40,200,000	40,200,000
Series 2012 G:
0.05% 6/2/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	2,800,000	2,800,000
0.06% 6/2/14 (Liquidity Facility PNC Bank NA), VRDN (a)	13,000,000	13,000,000
Series 2012 G6, 0.07% 6/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	19,605,000	19,605,000
Series 2013 A2, 0.07% 6/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	92,770,000	92,770,000
Series 2013 A3, 0.05% 6/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	8,495,000	8,495,000
Series 2013 F3, 0.07% 6/2/14 (Liquidity Facility Bank of America NA), VRDN (a)	7,925,000	7,925,000
Series 2014 D3, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	25,900,000	25,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2104 1, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 21,200,000	$ 21,200,000
New York City Health & Hosp. Corp. Rev. Series 2008 E, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	4,665,000	4,665,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.23% 6/6/14, LOC RBS Citizens NA, VRDN (a)	12,905,000	12,905,000
(Brookhaven Apts. Proj.) Series A, 0.08% 6/6/14, LOC Citibank NA, VRDN (a)(b)	3,100,000	3,100,000
(Granite Terrace Apts. Proj.) Series A, 0.06% 6/6/14, LOC Citibank NA, VRDN (a)(b)	4,060,000	4,060,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.07% 6/6/14, LOC Freddie Mac, VRDN (a)(b)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	7,900,000	7,900,000
(James Tower Dev. Proj.) Series 2002 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)	1,100,000	1,100,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	40,000,000	40,000,000
(Rivereast Apts. Proj.) Series A, 0.05% 6/6/14, LOC Freddie Mac, VRDN (a)(b)	25,850,000	25,850,000
Series 2002 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	3,600,000	3,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series putters 3231Z, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,675,000	8,675,000
Series 2006 AA, 0.07% 6/2/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	23,210,000	23,210,000
Series 2006 AA-1B, 0.07% 6/2/14 (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	4,310,000	4,310,000
Series 2008 B3, 0.07% 6/2/14 (Liquidity Facility Bank of America NA), VRDN (a)	40,840,000	40,840,000
Series 2008 BB2, 0.07% 6/2/14 (Liquidity Facility Bank of America NA), VRDN (a)	27,150,000	27,150,000
Series 2009 BB1, 0.07% 6/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	32,555,000	32,555,000
Series 2009 BB2, 0.1% 6/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,565,000	6,565,000
Series 2011 DD, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,110,000	2,110,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2012 B, 0.06% 6/2/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	$ 6,660,000	$ 6,660,000
Series 2014 AA:
0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,950,000	7,950,000
0.07% 6/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	43,300,000	43,300,000
0.07% 6/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	13,770,000	13,770,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series Putters 3545, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,700,000	5,700,000
Series 2001 C, 0.06% 6/2/14 (Liquidity Facility PNC Bank NA), VRDN (a)	23,000,000	23,000,000
Series 2003 A2, 0.06% 6/2/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	44,500,000	44,500,000
Series 2003 C1, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,480,000	10,480,000
Series 2003 C4, 0.06% 6/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	37,500,000	37,500,000
Series 2013 C4, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	39,320,000	39,320,000
Series 2014 A4, 0.05% 6/2/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	13,300,000	13,300,000
Series 2014 B3, 0.05% 6/2/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	30,690,000	30,690,000
Series 2014 D4, 0.06% 6/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	37,400,000	37,400,000
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.):
Series 2008 A1, 0.08% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	40,880,000	40,880,000
Series 2008 A2, 0.06% 6/2/14, LOC Bank of New York, New York, VRDN (a)	12,475,000	12,475,000
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 07 0002, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(c)	12,000,000	12,000,000
Series EGL 07 0066, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(c)	15,000,000	15,000,000
Series ROC II R 11535, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(c)	1,140,000	1,140,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2002 A, 0.09% 6/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	$ 6,500,000	$ 6,500,000
Series 2004 A, 0.09% 6/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	15,700,000	15,700,000
(44th Street Dev. LLC Proj.):
Series 2011 A1, 0.05% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	16,395,000	16,395,000
Series 2011 A2, 0.05% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	9,780,000	9,780,000
(455 West 37th Street Hsg. Proj.) Series A, 0.09% 6/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	46,850,000	46,850,000
(505 West 37th Street Proj.) Series 2009 A, 0.1% 6/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,000,000	1,000,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 B, 0.09% 6/6/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,850,000	14,850,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.05% 6/6/14, LOC Freddie Mac, VRDN (a)(b)	6,200,000	6,200,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.09% 6/6/14, LOC Freddie Mac, VRDN (a)(b)	8,700,000	8,700,000
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	8,700,000	8,700,000
Series 2004 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	28,800,000	28,800,000
Series 2013 A, 0.08% 6/2/14, LOC PNC Bank NA, VRDN (a)	36,830,000	36,830,000
Series 2013 A1, 0.05% 6/6/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	26,750,000	26,750,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 0.1% 6/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	35,040,000	35,040,000
Series 2005 E3, 0.06% 6/2/14, LOC PNC Bank NA, VRDN (a)	9,250,000	9,250,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C2, 0.06% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	19,000,000	19,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A1, 0.07% 6/2/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	$ 10,800,000	$ 10,800,000
Series 2005 B 2A, 0.07% 6/2/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	23,185,000	23,185,000
		1,277,580,000
North Carolina - 1.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2005 D, 0.05% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,225,000	9,225,000
Series 2007 H, 0.06% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	18,610,000	18,610,000
Series B, 0.05% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,510,000	8,510,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3248, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,720,000	3,720,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 B, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	21,890,000	21,890,000
Participating VRDN Series RBC O 39, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,365,000	3,365,000
Orange Wtr. & Swr. Auth. Series 2004 B, 0.05% 6/6/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	5,000,000	5,000,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.12% 6/6/14, LOC Branch Banking & Trust Co., VRDN (a)(b)	2,050,000	2,050,000
		72,370,000
Ohio - 2.5%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.07% 6/2/14, LOC Bank of America NA, VRDN (a)	30,725,000	30,725,000
Series 2010 C, 0.06% 6/2/14, LOC Union Bank NA, VRDN (a)	3,800,000	3,800,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	27,115,000	27,115,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.27% 6/6/14, VRDN (a)	$ 6,000,000	$ 6,000,000
Series B, 0.14% 6/6/14, VRDN (a)	6,500,000	6,500,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.08% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,700,000	1,700,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 0.07% 6/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	20,400,000	20,400,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2005 B1, 0.07% 6/6/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	1,700,000	1,700,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.06% 6/6/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	23,100,000	23,100,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 0.07% 6/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	21,800,000	21,800,000
		142,840,000
Oregon - 2.1%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.09% 6/2/14, LOC Bank of Scotland PLC, VRDN (a)	87,035,000	87,035,000
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Oregon Health and Science Univ. Spl. Rev. Series 2012 B3, 0.07% 6/2/14, LOC Union Bank NA, VRDN (a)	28,520,000	28,520,000
		116,955,000
Pennsylvania - 1.5%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (a)	8,210,000	8,210,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.09% 6/6/14, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Seris 2008 C, 0.07% 6/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	13,350,000	13,350,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A2, 0.06% 6/6/14, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
Chester County Intermediate Unit Rev. Series 2003, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (a)	1,300,000	1,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.16% 6/6/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 600,000	$ 600,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.1% 6/2/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,900,000	3,900,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.06% 6/6/14, LOC PNC Bank NA, VRDN (a)	8,210,000	8,210,000
Montgomery County Indl. Dev. Auth. Rev. (ACTS Retirement-Life Cmntys., Inc. Obligated Group Proj.) Series 2002, 0.05% 6/2/14, LOC TD Banknorth, NA, VRDN (a)	10,720,000	10,720,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.06% 6/6/14, LOC Fannie Mae, VRDN (a)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 0.06% 6/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	14,250,000	14,250,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 0.16% 6/6/14, LOC PNC Bank NA, VRDN (a)(b)	100,000	100,000
Philadelphia Auth. for Indl. Dev. Rev. (NewCourtland Elder Svcs. Proj.) Series 2003, 0.06% 6/2/14, LOC PNC Bank NA, VRDN (a)	8,905,000	8,905,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.19% 6/6/14, LOC Citizens Bank of Pennsylvania, VRDN (a)(b)	600,000	600,000
Somerset County Gen. Oblig. Series 2009 A, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (a)	2,440,000	2,440,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (a)	5,555,000	5,555,000
		85,070,000
South Carolina - 0.8%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.07% 6/2/14, LOC Wells Fargo Bank NA, VRDN (a)	11,100,000	11,100,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.14% 6/2/14, VRDN (a)	2,400,000	2,400,000
Series 1999 B, 0.16% 6/2/14, VRDN (a)(b)	7,500,000	7,500,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	14,000,000	14,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.09% 6/6/14, LOC Branch Banking & Trust Co., VRDN (a)(b)	$ 6,855,000	$ 6,855,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.09% 6/6/14, LOC Branch Banking & Trust Co., VRDN (a)(b)	5,465,000	5,465,000
		47,320,000
Tennessee - 3.6%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.06% 6/6/14, LOC Branch Banking & Trust Co., VRDN (a)	1,445,000	1,445,000
Series E3 B, 0.08% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	4,200,000	4,200,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.09% 6/2/14, LOC Bank of America NA, VRDN (a)	9,200,000	9,200,000
Series 2003, 0.09% 6/2/14, LOC Bank of America NA, VRDN (a)	22,610,000	22,610,000
Series 2004, 0.09% 6/2/14, LOC Bank of America NA, VRDN (a)	12,600,000	12,600,000
Series 2005, 0.09% 6/2/14, LOC Bank of America NA, VRDN (a)	15,700,000	15,700,000
Series 2008, 0.09% 6/2/14, LOC Bank of America NA, VRDN (a)	36,005,000	36,005,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.08% 6/6/14, LOC Bank of America NA, VRDN (a)	9,930,000	9,930,000
Series 2002, 0.09% 6/2/14, LOC Bank of America NA, VRDN (a)	27,405,000	27,405,000
Series 2004, 0.09% 6/2/14, LOC Bank of America NA, VRDN (a)	24,300,000	24,300,000
Series 2006, 0.09% 6/2/14, LOC Bank of America NA, VRDN (a)	38,115,000	38,115,000
		201,510,000
Texas - 8.0%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.08% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,300,000	4,300,000
Series 2005 4, 0.06% 6/6/14, LOC Royal Bank of Canada New York Branch, VRDN (a)(b)	6,125,000	6,125,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.1% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 8,700,000	$ 8,700,000
Series 2002 A:
0.1% 6/2/14, LOC Bank of America NA, VRDN (a)(b)	8,100,000	8,100,000
0.1% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,290,000	6,290,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.09% 6/6/14, LOC Citibank NA, VRDN (a)(b)	13,430,000	13,430,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(c)	6,400,000	6,400,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.07% 6/2/14, VRDN (a)(b)	25,550,000	25,550,000
Gulf Coast Indl. Dev. Auth. Te Rev. (ExxonMobil Proj.) Series 2012, 0.06% 6/2/14, VRDN (a)	4,334,000	4,334,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) Series 2004, 0.05% 6/6/14 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	5,000,000	5,000,000
(Exxon Mobil Corp. Proj.) Series 2003, 0.06% 6/2/14, VRDN (a)(b)	14,800,000	14,800,000
(Exxon Mobil Proj.) Series 2000, 0.07% 6/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	17,000,000	17,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 0.06% 6/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)	14,800,000	14,800,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,600,000	4,600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2013 D, 0.05% 6/6/14, VRDN (a)	33,000,000	33,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	14,210,000	14,210,000
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series putters 3746 Z, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,485,000	10,485,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Lafayette Village Apts. Proj.) Series 2006, 0.09% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	$ 6,600,000	$ 6,600,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev.:
(Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.27% 6/2/14, VRDN (a)(b)	24,700,000	24,700,000
(Exxon Proj.) 0.05% 6/2/14, VRDN (a)(b)	19,300,000	19,300,000
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series RBC O 5, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000,000	4,000,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11885X, 0.08% 6/6/14 (Liquidity Facility Citibank NA) (a)(c)	3,400,000	3,400,000
Series ROC II R 12324, 0.08% 6/2/14 (Liquidity Facility Citibank NA) (a)(c)	24,700,000	24,700,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.33% 6/6/14, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B, 0.07% 6/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	20,800,000	20,800,000
Series 2001 B2, 0.07% 6/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	17,780,000	17,780,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.12% 6/6/14, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.23% 6/2/14, VRDN (a)	10,700,000	10,700,000
Series 2004, 0.25% 6/6/14, VRDN (a)(b)	16,200,000	16,200,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 0.08% 6/6/14, VRDN (a)(b)	1,000,000	1,000,000
Series 2002, 0.08% 6/6/14, VRDN (a)(b)	8,000,000	8,000,000
Series 2012, 0.07% 6/6/14 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.06% 6/2/14, VRDN (a)	12,600,000	12,600,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Texas City Indl. Dev. Corp.:
(Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	4,300,000	4,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Texas City Indl. Dev. Corp.: - continued
(NRG Energy, Inc. Proj.) Series 2012, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	$ 1,100,000	$ 1,100,000
Texas Gen. Oblig. (Veterans' Hsg. Assistance Prog.) Fund II Series 2005 B, 0.08% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	10,935,000	10,935,000
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.03% 6/6/14, VRDN (a)	31,500,000	31,500,000
		449,899,000
Utah - 0.6%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	7,300,000	7,300,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 A, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	20,430,000	20,430,000
Series 2005 B, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,645,000	8,645,000
		36,375,000
Virginia - 1.5%
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.08% 6/2/14, LOC Bank of America NA, VRDN (a)	19,410,000	19,410,000
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series A1, 0.05% 6/6/14 (Liquidity Facility TD Banknorth, NA), VRDN (a)	9,205,000	9,205,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.05% 6/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	8,700,000	8,700,000
Series 1994 B, 0.05% 6/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	9,000,000	9,000,000
Series 1995, 0.06% 6/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	7,500,000	7,500,000
Series 1996 A, 0.06% 6/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	9,200,000	9,200,000
Series 1997, 0.06% 6/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	9,300,000	9,300,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.08% 6/2/14, LOC Bank of New York, New York, VRDN (a)	11,210,000	11,210,000
		83,525,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Washington - 1.1%
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(c)	$ 2,200,000	$ 2,200,000
Port of Seattle Rev. Series 2008, 0.06% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000,000	10,000,000
Vancouver Hsg. Auth. Rev. Series 2008, 0.05% 6/6/14, LOC Freddie Mac, VRDN (a)	10,200,000	10,200,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) Series 2003 C, 0.13% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	17,895,000	17,895,000
Washington Gen. Oblig. Participating VRDN Series Clipper 05 39, 0.06% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	6,000,000	6,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Merrill Gardens at Tacoma Proj.) Series 2006 A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(b)	17,640,000	17,640,000
		63,935,000
West Virginia - 0.9%
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.08% 6/6/14, LOC Union Bank NA, VRDN (a)(b)	5,080,000	5,080,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.07% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	4,500,000	4,500,000
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.06% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	15,300,000	15,300,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.06% 6/6/14, LOC Branch Banking & Trust Co., VRDN (a)	11,900,000	11,900,000
(West Virginia United Health Sys. Proj.) Series 2008 B, 0.07% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	13,740,000	13,740,000
		50,520,000
Wisconsin - 1.1%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.1% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	13,460,000	13,460,000
(ProHealth Care, Inc. Proj.):
Series 2008 A, 0.08% 6/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,885,000	7,885,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2008 B, 0.1% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 32,630,000	$ 32,630,000
Participating VRDN Series RBC 0 80, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500,000	2,500,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2007 C, 0.07% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	6,085,000	6,085,000
		64,360,000
Wyoming - 1.5%
Converse County Envir. Impt. Rev. Series 1995, 0.21% 6/6/14, VRDN (a)(b)	3,100,000	3,100,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,500,000	3,500,000
Lincoln County Poll. Cont. Rev.:
(Exxon Corp. Proj.):
Series 1984 A, 0.06% 6/2/14, VRDN (a)	8,620,000	8,620,000
Series 1984 B, 0.06% 6/2/14, VRDN (a)	5,200,000	5,200,000
Series 1987 A, 0.05% 6/2/14, VRDN (a)(b)	12,800,000	12,800,000
Series 1987 C, 0.05% 6/2/14, VRDN (a)(b)	15,200,000	15,200,000
Series 1997 B, 0.05% 6/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	12,300,000	12,300,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.):
Series 1987 A, 0.07% 6/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	11,500,000	11,500,000
Series 1987 B, 0.07% 6/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	11,000,000	11,000,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 6/6/14, VRDN (a)	1,100,000	1,100,000
		84,320,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $5,648,888,575)		5,648,888,575
Other Municipal Debt - 0.3%

Massachusetts - 0.1%
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.32% tender 6/3/14, CP mode	5,800,000	5,800,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.32% tender 6/5/14, CP mode (b)	$ 10,600,000	$ 10,600,000
TOTAL OTHER MUNICIPAL DEBT (Cost $16,400,000)		16,400,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,665,288,575)		5,665,288,575
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,074,824)
NET ASSETS - 100%		$ 5,657,213,751
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,665,288,575)		$ 5,665,288,575
Cash		12,502,169
Interest receivable		424,856
Total assets		5,678,215,600

Liabilities
Payable for investments purchased	$ 20,600,000
Distributions payable	383,643
Other payables and accrued expenses	18,206
Total liabilities		21,001,849

Net Assets		$ 5,657,213,751
Net Assets consist of:
Paid in capital		$ 5,657,070,059
Accumulated undistributed net realized gain (loss) on investments		143,692
Net Assets, for 5,656,312,935 shares outstanding		$ 5,657,213,751
Net Asset Value, offering price and redemption price per share ($5,657,213,751 ÷ 5,656,312,935 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2014

Investment Income
Interest		$ 3,716,002

Expenses
Custodian fees and expenses	$ 71,805
Independent trustees' compensation	20,368
Tax expense	25,059
Total expenses before reductions	117,232
Expense reductions	(45,427)	71,805
Net investment income (loss)		3,644,197
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		225,144
Net increase in net assets resulting from operations		$ 3,869,341

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2014	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,644,197	$ 7,420,220
Net realized gain (loss)	225,144	157,676
Net increase in net assets resulting from operations	3,869,341	7,577,896
Distributions to shareholders from net investment income	(3,644,266)	(7,420,152)
Distributions to shareholders from net realized gain	-	(40,977)
Total distributions	(3,644,266)	(7,461,129)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	11,409,935,800	16,404,531,000
Cost of shares redeemed	(10,282,514,900)	(15,738,708,000)
Net increase (decrease) in net assets and shares resulting from share transactions	1,127,420,900	665,823,000
Total increase (decrease) in net assets	1,127,645,975	665,939,767

Net Assets
Beginning of period	4,529,567,776	3,863,628,009
End of period	$ 5,657,213,751	$ 4,529,567,776

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.001	.003	.003
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.002	.001	.003	.003
Distributions from net investment income	(.001)	(.002)	(.001)	(.003)	(.003)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.001)	(.002)	(.001)	(.003)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.07%	.17%	.14%	.26%	.27%
Ratios to Average Net Assets C
Expenses before reductions B	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any B	-%	-%	-%	-%	-%
Expenses net of all reductions B	-%	-%	-%	-%	-%
Net investment income (loss)	.07%	.17%	.14%	.26%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,657,214	$ 4,529,568	$ 3,863,628	$ 5,026,632	$ 4,189,659

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2014

1. Organization.

Fidelity® Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed net investment income which is included in Tax expense on the Statement of Operations. As of May 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 5,665,288,575

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 10,473
Undistributed long-term capital	$ 133,219

The tax character of distributions paid was as follows:

	May 31, 2014	May 31, 2013
Tax-exempt Income	$ 3,644,266	$ 7,420,152
Long-term Capital Gains	-	40,977
Total	$ 3,644,266	$ 7,461,129

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $45,427.

Annual Report

Notes to Financial Statements - continued

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 15, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 222 funds. Ms. Acton oversees 204 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2014, $207,577, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 38.71% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Fidelity® Securities Lending
Cash Central Fund

Annual Report

May 31, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CCC-ANN-0714
1.734009.115

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Actual	.0005%	$ 1,000.00	$ 1,000.47	$ -**
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -**

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Amount represents less than $.01

Annual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/14	% of fund's investments 11/30/13	% of fund's investments 5/31/13
1 - 7	54.5	49.3	57.7
8 - 30	9.7	9.3	7.8
31 - 60	6.1	9.8	4.5
61 - 90	14.0	12.0	9.5
91 - 180	14.7	17.0	15.2
> 180	1.0	2.6	5.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/14	11/30/13	5/31/13
Fidelity Securities Lending Cash Central Fund	37 Days	44 Days	45 Days
All Taxable Money Market Funds Average*	44 Days	49 Days	48 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/14	11/30/13	5/31/13
Fidelity Securities Lending Cash Central Fund	58 Days	65 Days	55 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of May 31, 2014	As of November 30, 2013
Certificates of Deposit 7.9%	Certificates of Deposit 5.1%
Treasury Debt 8.8%	Treasury Debt 13.7%
Government Agency Debt 33.6%	Government Agency Debt 35.4%
Other Instruments 3.9%	Other Instruments 15.3%
Repurchase Agreements 46.6%	Repurchase Agreements 29.2%
Net Other Assets (Liabilities)** (0.8)%	Net Other Assets (Liabilities) 1.3%

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Investments May 31, 2014

Showing Percentage of Net Assets

Certificate of Deposit - 7.9%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 7.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.
6/3/14 to 6/4/14	0.15%	$ 1,288,000,000	$ 1,288,000,000
Sumitomo Mitsui Banking Corp.
8/25/14 to 8/28/14	0.24	616,000,000	616,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,904,000,000)			1,904,000,000
Treasury Debt - 8.8%

U.S. Treasury Obligations - 8.8%
U.S. Treasury Bills
8/14/14 to 9/18/14	0.08 to 0.11 (b)	1,345,200,000	1,344,902,090
U.S. Treasury Notes
7/31/14 to 9/30/14	0.06 to 0.14	758,000,000	762,001,130
TOTAL TREASURY DEBT (Cost $2,106,903,220)			2,106,903,220
Government Agency Debt - 33.6%

Federal Agencies - 33.6%
Fannie Mae
8/5/15 to 10/21/15	0.12 to 0.14 (c)	327,000,000	326,937,358
Federal Home Loan Bank
6/4/14 to 10/7/15	0.06 to 0.18 (c)	7,433,535,000	7,432,622,241
Freddie Mac
6/26/14 to 7/17/15	0.13 to 0.15 (c)	330,000,000	329,973,579
TOTAL GOVERNMENT AGENCY DEBT (Cost $8,089,533,178)			8,089,533,178
Other Instrument - 3.9%
	Yield (a)	Principal Amount	Value
Time Deposits - 3.9%
Barclays Bank PLC
6/2/14	0.11%	$ 381,000,000	$ 381,000,000
Natixis SA
6/2/14	0.09	550,000,000	550,000,000
TOTAL OTHER INSTRUMENT (Cost $931,000,000)			931,000,000
Government Agency Repurchase Agreement - 6.3%
	Maturity Amount
In a joint trading account at:
0.06% dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) #	$ 128,485,642	128,485,000
0.07% dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) #	21,595,126	21,595,000
With:
BNP Paribas Securities Corp. at 0.07%, dated 4/28/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $210,390,633, 2.04% - 6%, 7/1/25 - 4/20/64)	206,021,229	206,000,000
Citibank NA at 0.06%, dated:
5/27/14 due 6/3/14 (Collateralized by U.S. Government Obligations valued at $298,862,989, 1.5% - 10%, 10/1/15 - 9/15/53)	293,003,418	293,000,000
5/27/14 due 6/3/14 (Collateralized by U.S. Government Obligations valued at $99,961,735, 0% - 10.35%, 6/2/14 - 7/15/36)	98,001,143	98,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.08%, dated 5/28/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $199,922,222, 4% - 5.13%, 4/19/17 - 5/20/44)	196,020,471	196,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.12%, dated 5/28/14 due 7/28/14 (Collateralized by U.S. Government Obligations valued at $160,142,669, 3% - 5%, 5/1/29 - 4/1/42)	157,031,923	157,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Wells Fargo Securities, LLC at 0.11%, dated:
5/13/14 due 8/13/14 (Collateralized by U.S. Government Obligations valued at $204,012,468, 2.5% - 6%, 5/1/24 - 6/1/44)	$ 200,056,222	$ 200,000,000
5/20/14 due 8/18/14 (Collateralized by U.S. Government Obligations valued at $209,191,150, 0.63% - 6.5%, 10/14/16 - 6/1/44	205,056,375	205,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,505,080,000)		1,505,080,000
Treasury Repurchase Agreement - 37.4%

With:
BNP Paribas Securities Corp. at 0.06%, dated:
4/28/14 due 6/6/14 (Collateralized by U.S. Treasury Obligations valued at $290,036,558, 0.38% - 4.5%, 6/15/14 - 8/15/42)	284,025,087	284,000,000
5/12/14 due 6/6/14 (Collateralized by U.S. Treasury Obligations valued at $209,107,401, 0.25% - 3.63%, 6/15/14 - 5/15/23)	205,010,250	205,000,000
Federal Reserve Bank of New York at 0.05%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Treasury Obligations valued at $8,500,035,498, 1.5% - 2.75%, 2/28/18 - 8/31/18)	8,500,035,417	8,500,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $8,989,000,000)		8,989,000,000
Other Repurchase Agreement - 2.9%

Other Repurchase Agreement - 2.9%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.6%, dated 4/8/14 due 6/9/14 (Collateralized by Corporate Obligations valued at $436,698,575, 0.27% - 8.29%, 3/1/30 - 9/25/46)	404,417,467	404,000,000
0.63%, dated 3/14/14 due 6/12/14 (Collateralized by Corporate Obligations valued at $177,361,143, 0.31% - 0.83%, 11/15/25 - 1/25/46)	164,258,300	164,000,000
0.64%, dated 5/9/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $5,404,640, 6.75% - 7.25%, 7/1/18 - 2/1/20)	5,008,000	5,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.7%, dated 4/21/14 due 10/20/14 (Collateralized by Corporate Obligations valued at $48,346,599, .11% - 5.44%, 4/15/25 - 12/10/49)	$ 46,162,789	$ 46,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.78%, dated 5/16/14 due 8/14/14 (Collateralized by Corporate Obligations valued at $8,643,236, 3.25%, 3/15/16)	8,015,600	8,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.26%, dated:
5/2/14 due 6/2/14 (Collateralized by Equity Securities valued at $34,567,758)	32,007,164	32,000,000
5/12/14 due 6/6/14 (Collateralized by Equity Securities valued at $37,805,772)	35,007,836	35,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $694,000,000)		694,000,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $24,219,516,398)		24,219,516,398
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(185,999,337)
NET ASSETS - 100%		$ 24,033,517,061
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $98,979,100 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $99,000,000.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$128,485,000 due 6/02/14 at 0.06%
BNP Paribas Securities Corp.	$ 128,485,000
$ 128,485,000
$21,595,000 due 6/02/14 at 0.07%
BNP Paribas Securities Corp.	$ 6,920,365
Citibank NA	5,190,274
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,422,128
Societe Generale	830,444
Wells Fargo Securities LLC	6,231,789
$ 21,595,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $11,188,080,000) - See accompanying schedule: Unaffiliated issuers (cost $24,219,516,398)		$ 24,219,516,398
Cash		366
Receivable for investments sold		100,771,063
Interest receivable		5,445,161
Other receivables		103,947
Total assets		24,325,836,935

Liabilities
Payable for investments purchased	$ 190,964,856
Payable for reverse repurchase agreement	98,999,450
Distributions payable	2,213,313
Other payables and accrued expenses	142,255
Total liabilities		292,319,874

Net Assets		$ 24,033,517,061
Net Assets consist of:
Paid in capital		$ 24,034,584,341
Distributions in excess of net investment income		(2,178)
Accumulated undistributed net realized gain (loss) on investments		(1,065,102)
Net Assets, for 24,031,080,495 shares outstanding		$ 24,033,517,061
Net Asset Value, offering price and redemption price per share ($24,033,517,061 ÷ 24,031,080,495 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2014

Investment Income
Interest		$ 21,279,403

Expenses
Custodian fees and expenses	$ 120,906
Independent trustees' compensation	79,628
Total expenses before reductions	200,534
Expense reductions	(80,327)	120,207
Net investment income (loss)		21,159,196
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		23,359
Net increase in net assets resulting from operations		$ 21,182,555

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2014	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,159,196	$ 25,495,006
Net realized gain (loss)	23,359	67,980
Net increase in net assets resulting from operations	21,182,555	25,562,986
Distributions to shareholders from net investment income	(21,163,807)	(25,492,572)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	107,302,287,490	89,459,370,323
Cost of shares redeemed	(102,239,366,994)	(85,733,538,050)
Net increase (decrease) in net assets and shares resulting from share transactions	5,062,920,496	3,725,832,273
Total increase (decrease) in net assets	5,062,939,244	3,725,902,687

Net Assets
Beginning of period	18,970,577,817	15,244,675,130
End of period (including distributions in excess of net investment income of $2,178 and $0, respectively)	$ 24,033,517,061	$ 18,970,577,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.001	.002	.002
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.002	.001	.002	.002
Distributions from net investment income	(.001)	(.002)	(.001)	(.002)	(.002)
Distributions from net realized gain	-	-	-	-	- D
Total distributions	(.001)	(.002)	(.001)	(.002)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.10%	.17%	.13%	.22%	.21%
Ratios to Average Net Assets C
Expenses before reductions B	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any B	-%	-%	-%	-%	-%
Expenses net of all reductions B	-%	-%	-%	-%	-%
Net investment income (loss)	.10%	.16%	.13%	.22%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,033,517	$ 18,970,578	$ 15,244,675	$ 17,969,067	$ 20,536,438

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2014

1. Organization.

Fidelity® Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 24,219,516,398

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 101,769
Capital loss carryforward	$ (1,065,102)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (1,065,102)

The tax character of distributions paid was as follows:

	May 31, 2014	May 31, 2013
Ordinary Income	$ 21,163,807	$ 25,492,572

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $79,628.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $699.

Annual Report

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Securities Lending Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 21, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 222 funds. Ms. Acton oversees 204 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 37.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $9,310,685 of distributions paid during the period January 1, 2014 to May 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Securities Lending Cash Central Fund's shareholders was held on July 17, 2013. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To modify the fund's fundamental concentration policy.
	# of Votes	% of Votes
Affirmative	21,056,669,088.00	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	21,056,669,088.00	100.000

Annual Report

Fidelity® Cash Central Fund

Annual Report

May 31, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TCC-ANN-0714
1.743118.114

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Actual	.0006%	$ 1,000.00	$ 1,000.50	$ -**
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -**

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Amount represents less than $.01.

Annual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/14	% of fund's investments 11/30/13	% of fund's investments 5/31/13
1 - 7	53.5	49.0	58.0
8 - 30	10.7	11.5	7.9
31 - 60	5.4	7.7	4.9
61 - 90	12.7	12.2	8.5
91 - 180	16.3	16.2	14.9
> 180	1.4	3.4	5.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/14	11/30/13	5/31/13
Fidelity Cash Central Fund	40 Days	46 Days	47 Days
All Taxable Money Market Funds Average*	44 Days	49 Days	48 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/14	11/30/13	5/31/13
Fidelity Cash Central Fund	65 Days	71 Days	59 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of May 31, 2014	As of November 30, 2013
Certificates of Deposit 6.7%	Certificates of Deposit 5.1%
Interfund Loans 0.2%	Interfund Loans 0.2%
Treasury Debt 8.0%	Treasury Debt 15.5%
Government Agency Debt 36.6%	Government Agency Debt 37.3%
Other Instruments 11.2%	Other Instruments 15.2%
Repurchase Agreements 38.0%	Repurchase Agreements 25.0%
Net Other Assets (Liabilities)** (0.7)%	Net Other Assets (Liabilities) 1.7%

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Investments May 31, 2014

Showing Percentage of Net Assets

Certificate of Deposit - 6.7%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 6.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
6/3/14 to 6/4/14	0.15%	$ 1,812,000,000	$ 1,811,999,929
Sumitomo Mitsui Banking Corp.
8/25/14 to 8/28/14	0.24	884,000,000	884,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $2,695,999,929)			2,695,999,929
Treasury Debt - 8.0%

U.S. Treasury Obligations - 8.0%
U.S. Treasury Bills
8/14/14 to 9/18/14	0.08 to 0.11 (c)	2,154,850,000	2,154,372,986
U.S. Treasury Notes
7/15/14 to 9/30/14	0.05 to 0.14	1,085,930,000	1,091,665,644
TOTAL TREASURY DEBT (Cost $3,246,038,630)			3,246,038,630
Government Agency Debt - 36.6%

Federal Agencies - 36.6%
Fannie Mae
8/28/14 to 10/21/15	0.12 to 0.15 (d)	797,175,000	797,065,422
Federal Home Loan Bank
6/4/14 to 11/23/15	0.06 to 0.18 (d)	12,487,088,000	12,485,480,594
Freddie Mac
6/26/14 to 7/17/15	0.13 to 0.16 (d)	1,472,902,000	1,472,932,458
TOTAL GOVERNMENT AGENCY DEBT (Cost $14,755,478,474)			14,755,478,474
Other Instrument - 11.2%
	Yield (a)	Principal Amount	Value
Time Deposits - 11.2%
Barclays Bank PLC
6/2/14	0.11%	$ 619,000,000	$ 619,000,000
Citibank NA
6/2/14	0.08	1,800,000,000	1,800,000,000
Credit Agricole CIB
6/2/14	0.07	110,000,000	110,000,000
Natixis SA
6/2/14	0.09	2,000,000,000	2,000,000,000
TOTAL OTHER INSTRUMENT (Cost $4,529,000,000)			4,529,000,000
Interfund Loans - 0.2%

With:
Fidelity Select Banking Portfolio at 0.33% due 6/2/14 (b)	651,000	651,000
Fidelity Select Software And Computer Services Portfolios at 0.33% due 6/2/14 (b)	48,089,000	48,089,000
Fidelity Select Gold Portfolios at 0.33% due 6/2/14 (b)	3,443,000	3,443,000
Fidelity Global Strategies Fund at 0.33% due 6/2/14 (b)	11,446,000	11,446,000
TOTAL INTERFUND LOANS (Cost $63,629,000)		63,629,000
Government Agency Repurchase Agreement - 7.4%
	Maturity Amount
In a joint trading account at:
0.06% dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) #	$ 745,714,729	745,711,000
0.07% dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) #	98,733,578	98,733,000
With:
BNP Paribas Securities Corp. at 0.07%, dated 4/28/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $299,931,728, 0.13% - 5.5%, 4/15/18 - 5/20/44)	294,030,298	294,000,000
Citibank NA at 0.06%, dated:
5/27/14 due 6/3/14 (Collateralized by U.S. Government Obligations valued at $155,042,257, 0% - 7.25%, 6/10/14 - 7/15/37)	152,001,773	152,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Citibank NA at 0.06%, dated: - continued
(Collateralized by U.S. Government Obligations valued at $466,144,662, 1.57% - 7%, 2/1/16 - 5/15/49)	$ 457,005,332	$ 457,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.08%, dated 5/28/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $310,083,446, 1.97% - 4.95%, 5/1/19 - 6/1/44)	304,031,751	304,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.12%, dated 5/28/14 due 7/28/14 (Collateralized by U.S. Government Obligations valued at $247,864,131, 3% - 5%, 3/1/24 - 4/1/41)	243,049,410	243,000,000
Wells Fargo Securities, LLC at 0.11%, dated:
5/13/14 due 8/13/14 (Collateralized by U.S. Government Obligations valued at $408,555,495, 0.65% - 6%, 8/1/18 - 5/20/44)	400,112,444	400,000,000
5/20/14 due 8/18/14 (Collateralized by U.S. Government Obligations valued at $301,030,853, 0.33% - 10%, 8/1/16 - 5/20/44)	295,081,125	295,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,989,444,000)		2,989,444,000
Treasury Repurchase Agreement - 27.8%

In a joint trading account at 0.07% dated 5/30/14 due 6/2/14:
(Collateralized by U.S. Treasury Obligations) #	80,277,468	80,277,000
(Collateralized by U.S. Treasury Obligations) #	433,481,428	433,479,000
With:
BNP Paribas Securities Corp. at 0.06%, dated:
4/28/14 due 6/6/14 (Collateralized by U.S. Treasury Obligations valued at $413,423,376, 0% - 6.13%, 5/31/14 - 2/15/36)	405,035,775	405,000,000
5/12/14 due 6/6/14 (Collateralized by U.S. Treasury Obligations valued at $301,178,050, 0% - 8.75%, 5/31/14 - 2/15/44)	295,014,750	295,000,000
Federal Reserve Bank of New York at 0.05%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Treasury Obligations valued at $10,000,041,667, 1% - 1.13%, 5/31/19 - 6/30/19)	10,000,041,667	10,000,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $11,213,756,000)		11,213,756,000
Other Repurchase Agreement - 2.8%
	Maturity Amount	Value
Other Repurchase Agreement - 2.8%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.6%, dated 4/8/14 due 6/9/14 (Collateralized by Corporate Obligations valued at $644,238,315, 0% - 36.3%, 10/15/26 - 11/3/51)	$ 596,615,867	$ 596,000,000
0.63%, dated 3/14/14 due 6/12/14 (Collateralized by Corporate Obligations valued at $262,795,647, 0.25% - 1.75%, 8/25/32 - 10/25/47)	243,382,725	243,000,000
0.64%, dated 5/9/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $6,485,092, 5.57% - 10.88%, 7/1/14 - 11/15/31)	6,009,600	6,000,000
0.7%, dated 4/21/14 due 10/20/14 (Collateralized by Corporate Obligations valued at $77,761,123, .54% - 3.67%, 2/17/26 - 4/19/44)	74,261,878	74,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.23%, dated 5/30/14 due 6/2/14 (Collateralized by Equity Securities valued at $216,004,155)	200,003,833	200,000,000
0.78%, dated 5/16/14 due 8/14/14 (Collateralized by Corporate Obligations valued at $12,965,579, 3.25%, 3/15/16)	12,023,400	12,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.22%, dated 5/27/14 due 6/3/14 (Collateralized by Corporate Obligations valued at $2,100,078, 3.5% - 4%, 2/12/24 - 11/15/42)	2,000,086	2,000,000
0.26%, dated 5/12/14 due 6/6/14 (Collateralized by Equity Securities valued at $2,160,333)	2,000,448	2,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,135,000,000)		1,135,000,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $40,628,346,033)		40,628,346,033
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(295,576,638)
NET ASSETS - 100%		$ 40,332,769,395
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $157,966,645 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $158,000,000.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$745,711,000 due 6/02/14 at 0.06%
BNP Paribas Securities Corp.	745,711,000
$ 745,711,000
$80,277,000 due 6/02/14 at 0.07%
BNP Paribas Securities Corp.	$ 70,893,000
J.P. Morgan Securities, Inc.	9,384,000
$ 80,277,000
$433,479,000 due 6/02/14 at 0.07%
Barclays Capital, Inc.	$ 121,208,791
Merrill Lynch, Pierce, Fenner & Smith, Inc.	84,397,681
Wells Fargo Securities LLC	227,872,528
$ 433,479,000
$98,733,000 due 6/02/14 at 0.07%
BNP Paribas Securities Corp.	$ 31,640,121
Citibank NA	23,730,091
Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,074,043
Societe Generale	3,796,815
Wells Fargo Securities LLC	28,491,930
$ 98,733,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $15,338,200,000) - See accompanying schedule: Unaffiliated issuers (cost $40,564,717,033)	$ 40,564,717,033
Other affiliated issuers (cost $63,629,000)	63,629,000
Total Investments (cost $40,628,346,033)		$ 40,628,346,033
Cash		237
Receivable for investments sold		416,849,108
Receivable for fund shares sold		15,533
Interest receivable		8,022,982
Other affiliated receivables		4,043
Other receivables		189,568
Total assets		41,053,427,504

Liabilities
Payable for investments purchased	$ 558,893,949
Payable for reverse repurchase agreement	158,001,437
Distributions payable	3,504,119
Other payables and accrued expenses	258,604
Total liabilities		720,658,109

Net Assets		$ 40,332,769,395
Net Assets consist of:
Paid in capital		$ 40,333,069,876
Distributions in excess of net investment income		(59,029)
Accumulated undistributed net realized gain (loss) on investments		(241,452)
Net Assets, for 40,325,415,830 shares outstanding		$ 40,332,769,395
Net Asset Value, offering price and redemption price per share ($40,332,769,395 ÷ 40,325,415,830 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2014

Investment Income
Interest (including $237,627 from affiliated interfund lending)		$ 43,212,982

Expenses
Custodian fees and expenses	$ 244,927
Independent trustees' compensation	159,726
Total expenses before reductions	404,653
Expense reductions	(191,796)	212,857
Net investment income (loss)		43,000,125
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		37,145
Net increase in net assets resulting from operations		$ 43,037,270

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2014	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,000,125	$ 71,443,038
Net realized gain (loss)	37,145	172,533
Net increase in net assets resulting from operations	43,037,270	71,615,571
Distributions to shareholders from net investment income	(43,010,185)	(71,430,727)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	314,869,687,001	280,203,187,745
Reinvestment of distributions	130,423	71,586
Cost of shares redeemed	(320,489,594,847)	(276,095,391,235)
Net increase (decrease) in net assets and shares resulting from share transactions	(5,619,777,423)	4,107,868,096
Total increase (decrease) in net assets	(5,619,750,338)	4,108,052,940

Net Assets
Beginning of period	45,952,519,733	41,844,466,793
End of period (including distributions in excess of net investment income of $59,029 and distributions in excess of net investment income of $48,969, respectively)	$ 40,332,769,395	$ 45,952,519,733

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.001	.002	.003
Distributions from net investment income	(.001)	(.002)	(.001)	(.002)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.10%	.17%	.13%	.21%	.26%
Ratios to Average Net Assets C
Expenses before reductions B	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any B	-%	-%	-%	-%	-%
Expenses net of all reductions B	-%	-%	-%	-%	-%
Net investment income (loss)	.10%	.17%	.13%	.20%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,332,769	$ 45,952,520	$ 41,844,467	$ 32,985,699	$ 24,885,794

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2014

1. Organization.

Fidelity® Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 40,628,346,033

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 130,540
Capital loss carryforward	$ (241,452)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (241,452)

The tax character of distributions paid was as follows:

	May 31, 2014	May 31, 2013
Ordinary Income	$ 43,010,185	$ 71,430,727

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 15,125,436.32%

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $159,726.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32,070.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 222 funds. Ms. Acton oversees 204 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 37.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $15,748,914 of distributions paid during the period January 1,2014 to May 31,2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Cash Central Fund's shareholders was held on July 17, 2013. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To modify the fund's fundamental concentration policy.
	# of Votes	% of Votes
Affirmative	45,869,998,258.00	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	45,869,998,258.00	100.000

Annual Report

Item 2. Code of Ethics

As of the end of the period, May 31, 2014, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Tax-Free Cash Central Fund (the "Fund"):

Services Billed by Deloitte Entities

May 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$25,000	$-	$4,700	$600

May 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$26,000	$-	$4,700	$400

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund, and Fidelity Securities Lending Cash Central Fund (the "Funds"):

Services Billed by PwC

May 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$39,000	$-	$2,100	$-
Fidelity Municipal Cash Central Fund	$33,000	$-	$2,100	$-
Fidelity Securities Lending Cash Central Fund	$39,000	$-	$2,100	$-

May 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$39,000	$-	$2,100	$-
Fidelity Municipal Cash Central Fund	$33,000	$-	$2,100	$-
Fidelity Securities Lending Cash Central Fund	$39,000	$-	$2,100	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	May 31, 2014A	May 31, 2013A
Audit-Related Fees	$560,000	$915,000
Tax Fees	$-	$-
All Other Fees	$695,000	$990,000

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2014A	May 31, 2013A
Audit-Related Fees	$4,970,000	$4,755,000
Tax Fees	$-	$-
All Other Fees	$50,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	May 31, 2014 A	May 31, 2013 A
PwC	$5,540,000	$5,330,000
Deloitte Entities	$1,375,000	$2,000,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 28, 2014